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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, SNAP Fund, for the year ended June 30, 2004. These 1 series have a 6/30 fiscal year end.

Date of reporting period: 6/30/2004

Item 1 - Reports to Stockholders.

Virginia SNAP

SNAPSM Fund

table of contents

2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
7	STATEMENT OF ASSETS AND LIABILITIES
7	STATEMENT OF OPERATIONS
8	STATEMENTS OF CHANGES IN NET ASSETS
9	NOTES TO FINANCIAL STATEMENTS
13	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
16	TRUSTEES AND OFFICERS OF EVERGREEN SELECT MONEY MARKET TRUST

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

SNAPSM is a service mark of the Commonwealth of Virginia Department of the Treasury, Copyright 2004.

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

New Participants     January 2004 - June 2004

City of Portsmouth
Montgomery County
City of Alexandria
Chesterfield County
Mecklenburg County
Virginia Public Building Authority
Capital Region Airport Commission
City of Manassas
Chesterfield County
Middlesex County
Virginia Polytechnic Institute
Virginia Public School Authority
Isle of Wight
Loudoun County
Henrico County
City of Staunton
Virginia Public School Authority

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

J. Kellie Allen

PERFORMANCE AND RETURNS*

Portfolio inception date: 7/24/1995

		IBC's First Tier
		Institutional
	SNAPSM Fund	Average[1]

Average annual return

1 year	1.06%	0.72%

5 year	3.38%	3.07%

Since portfolio inception	4.32%	4.04%

7-day annualized yield	1.14%	0.80%

30-day annualized yield	1.10%	0.76%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
[1] IBC First Tier Institutional Average returns are provided by IBC Financial Data, Inc.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for the Fund, please go to vasnap.com. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

7-DAY ANNUALIZED YIELD

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of June 30, 2004, and subject to change.

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FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01†	0.01†	0.03†	0.06†	0.06†

Less distributions to shareholders from net investment income	(0.01)†	(0.01)†	(0.03)†	(0.06)†	(0.06)†

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.06%	1.49%	2.56%	6.05%	5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,774,652	$ 2,223,704	$ 1,677,555	$ 1,569,792	$ 1,259,299
Ratios to average net assets
Expenses*	0.08%	0.08%	0.08%	0.10%	0.11%
Net investment income	1.05%	1.46%	2.51%	5.85%	5.73%

† Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
* The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2004

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 18.0%
Branch Banking & Trust Co., 1.10%, 7/23/2004	$ 50,000,000	$ 50,000,000
Comerica Bank, 1.33%, 9/3/2004	50,000,000	50,005,159
Credit Suisse First Boston, Inc., 1.22%, 7/16/2004	25,000,000	25,000,000
Deutsche Bank AG, 1.53%, 5/6/2005	25,000,000	25,000,000
First Tennessee Bank, 1.13%, 7/12/2004	50,000,000	50,000,000
Manufacturers & Traders Trust Co., 1.21%, 8/18/2004	50,000,000	50,002,006
National Bank Commerce Memphis, TN, FRN, 1.11%, 7/3/2004	70,000,000	70,000,000
Total Certificates of Deposit (cost $320,007,165)		320,007,165
COMMERCIAL PAPER 34.1%
Asset-Backed 34.1%
Amstel Funding Corp., 1.35%, 8/23/2004	40,000,000	39,920,500
Atlantis One Funding Corp., 1.25%, 8/23/2004	40,000,000	39,926,389
Bavaria Universal Funding, 1.28%, 7/15/2004	28,430,000	28,415,848
Crown Point Capital Co., 1.10%, 8/5/2004	48,827,000	48,774,782
Edison Asset Security, 1.06%, 7/1/2004	33,643,000	33,643,000
Eiffel Funding LLC, 1.09%, 7/13/2004	40,000,000	39,985,467
Galaxy Funding, Inc.:
1.14%, 8/16/2004	35,000,000	34,949,017
1.35%, 8/20/2004	10,000,000	9,981,250
Giro Balanced Funding, 1.49%, 9/17/2004	40,000,000	39,870,867
Greyhawk Funding Corp., 1.22%, 7/20/2004	40,000,000	39,974,244
Mane Funding Corp., 1.23%, 7/23/2004	25,000,000	24,981,208
Neptune Funding Corp., 1.35%, 8/12/2004	40,000,000	39,937,000
Old Line Funding Corp., 1.07%, 7/6/2004	30,051,000	30,046,534
Paradigm Funding LLC, 1.41%, 8/23/2004	40,000,000	39,916,967
Surrey Funding Corp., 1.21%, 7/16/2004	40,000,000	39,979,833
Thames Asset Global Securitization, Inc., 1.06%, 7/6/2004	45,592,000	45,585,288
Ticonderoga Funding LLC, 1.32%, 7/30/2004	30,000,000	29,968,100
Total Commercial Paper (cost $605,856,294)		605,856,294
CORPORATE BONDS 24.9%
Capital Markets 7.3%
Lehman Brothers Holdings, Inc., FRN, 1.25%, 7/19/2004	40,000,000	40,000,000
Morgan Stanley Dean Witter, FRN, 1.42%, 1/24/2005	40,000,000	40,064,592
Northern Rock plc, FRN, 1.11%, 7/13/2004	50,000,000	50,000,000
130,064,592
Commercial Banks 2.8%
Wells Fargo Bank, FRN, 1.04%, 9/15/2004	50,000,000	50,000,000
Diversified Financial Services 11.6%
BNP Paribas, 1.39%, 8/5/2004	50,000,000	50,004,815
Caterpillar Financial Services Corp., FRN, 1.48%, 6/1/2005	75,000,000	75,000,000
Citigroup, Inc., FRN, 1.27%, 7/26/2004	30,000,000	30,003,308
Liberty Lighthouse U.S. Capital Co., FRN, 1.08%, 3/3/2005	50,000,000	49,994,966
205,003,089
Health Care Providers & Services 0.9%
AARP, 1.25%, 5/1/2031 VRDN	15,000,000	15,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

Hotels, Restaurants & Leisure 2.3%
McDonald's Corp., 4.55%, 3/7/2005 144A	$ 40,000,000	$ 40,842,496
Total Corporate Bonds (cost $440,910,177)		440,910,177
MUNICIPAL OBLIGATIONS 1.9%
Hospital 1.9%
Catholic Hlth. Initiatives RB, Ser. 97-C, 1.50%, VRDN (cost $32,800,000)	32,800,000	32,800,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 12.7%
FHLB:
2.04%, 6/14/2005	25,000,000	25,000,000
FRN, 1.16%, 9/17/2004	50,000,000	49,995,278
FHLMC, 1.52%, 12/24/2004	45,000,000	45,000,000
FNMA:
0.00%, 7/1/2004 (h)	29,097,500	29,097,500
1.00%, 9/1/2004	26,782,990	26,727,638
FRN, 1.07%, 10/21/2005	50,000,000	49,957,891
Total U.S. Government & Agency Obligations (cost $225,778,307)		225,778,307
REPURCHASE AGREEMENT 8.3%
Deutsche Bank AG, 1.20%, dated 6/30/2004, maturing 7/1/2004,
maturity value is $147,248,417 (a) (cost $147,243,509)	147,243,509	147,243,509
Total Investments (cost $1,772,595,452 (b)) 99.9%		1,772,595,452
Other Assets and Liabilities 0.1%		2,056,963
Net Assets 100.0%		$ 1,774,652,415

144A	Security that may be sold to qualified buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(a)	This repurchase agreement is fully collateralized by $151,032,000 U.S. Treasury Bill, 0.00%, 11/4/2004; value is $150,189,241.
(b)	On June 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at June 30, 2004.
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

Assets
Investments at amortized cost	$ 1,772,595,452
Interest receivable	2,468,689
Prepaid expenses and other assets	104,418

Total assets	1,775,168,559

Liabilities
Dividends payable	793
Payable for Fund shares redeemed	468,674
Advisory fee payable	38,499
Accrued expenses and other liabilities	8,178

Total liabilities	516,144

Net assets (represented entirely by paid-in capital)	$ 1,774,652,415

Shares outstanding	1,774,652,415

Net asset value per share	$ 1.00

STATEMENT OF OPERATIONS

Year Ended June 30, 2004

Investment income
Interest	$ 21,872,789

Expenses
Advisory fee	1,349,342
Transfer agent fees	26,546
Trustees' fees and expenses	28,544
Printing and postage expenses	18,565
Custodian and accounting fees	150,705
Registration and filing fees	4,575
Professional fees	71,778
Other	70,505

Total expenses	1,720,560
Less: Fee waivers and expense reimbursements	(106,149)
Net expenses	1,614,411

Net investment income	20,258,378

Net increase in net assets resulting from operations	$ 20,258,378

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2004	2003

Operations
Net investment income	$ 20,258,378	$ 30,511,322

Distributions to shareholders from net investment income	(20,258,378)	(30,511,322)

Capital share transactions, at net asset value of $1.00 per share
Proceeds from shares sold	1,514,754,399	2,596,442,478
Payment for shares redeemed	(1,984,064,793)	(2,080,805,429)
Net asset value of shares issued in reinvestment of distributions	20,258,839	30,512,337

Net increase (decrease) in net assets resulting from capital share transactions	(449,051,555)	546,149,386

Total increase (decrease) in net assets	(449,051,555)	546,149,386
Net assets
Beginning of period	2,223,703,970	1,677,554,584

End of period	$ 1,774,652,415	$ 2,223,703,970

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

SNAPSM Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 24, 1995, the Fund commenced operations through an exchange of shares with the Virginia State Non-Arbitrage Program ("SNAP") in the amount of $628,335,685.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income and short-term realized gains, if any, are accrued daily and paid monthly. Distributions from long-term net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.08% and declining to 0.04% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended June 30, 2004, EIMC waived its fee in the amount of $56,000 and reimbursed other expenses in the amount of $50,149, which combined represents 0.01% of the Fund's average daily net assets. Total amounts subject to recoupment as of June 30, 2004 were $56,000.

4. CAPITAL SHARE TRANSACTIONS

Net assets consist entirely of paid-in-capital of $1,774,652,415. The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized.

5. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid were $20,258,378 and $30,511,322 of ordinary income for the years ended June 30, 2004 and June 30, 2003, respectively.

7. GOVERNMENTAL ACCOUNTING AND FINANCIAL REPORTING FOR INVESTMENTS AND INVESTMENT POOLS

Governmental accounting standards state that credit risk is the risk that the investor may not be able to obtain possession of its investment instrument or collateral at maturity. A portfolio of a subject entity is required to be characterized into certain categories. Risk category 1 includes investments that are insured or registered or for which the securities are held by the investor or its

NOTES TO FINANCIAL STATEMENTS continued

agent in the investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the investor's name. All investments held at June 30, 2004 are in risk category 1.

8. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

9. SUBSEQUENT EVENT - LEGAL MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

10. SUBSEQUENT EVENT - REORGANIZATION

On August 3, 2004, at a Special Meeting of the Board of Trustees, the Board of Trustees approved the reorganization of SNAPSM Fund, a diversified series of Evergreen Select Money Market Trust, into SNAPSM Fund, a series of the Commonwealth Cash Reserve Fund, Inc., a registered investment company organized as a Virginia corporation.

SNAPSM Fund will be managed by PFM Asset Management LLC as of the date of the reorganization which, if approved, will take place on or about September 17, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SNAPSM Fund, a series of Evergreen Select Money Market Trust, as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAPSM Fund, as of June 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 13, 2004

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TRUSTEES AND OFFICERS OF EVERGREEN SELECT MONEY MARKET TRUST

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS OF EVERGREEN SELECT MONEY MARKET TRUST

continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

SNAPSM Advisory Board

Josephine Blakenship
Reta R. Busher
Ellen Booker Kirby
Barbara O. Carraway
Joseph P. Casey
Richard A. Cordle
John J. Cusimano
Darrell V. Hill
Francis X. O'Leary
C. William Orndoff, Jr.
Fred W. Parker
Larry K. Pritchett
Andrew Rountree
John H. Touhy
Ronald H. Williams

Commonwealth of Virginia Treasury Board Jody M. Wagner, Chair K. David Boyer, Jr. Kenneth N. Daniels Palmer P. Garson Kenneth W. Thorson David A. Von Moll Wayne F. Wilbanks	Evergreen Investments 901 East Byrd Street, P.O. Box 1357, Richmond, VA 23218-1357
Our Commitment To form a partnership that benefits the state, program participants, and taxpayers of Virginia. (804) 344-6212 (800) 570-SNAP Fax (804) 344-6443 8/2004

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 1 series of the Registrant's annual financial statements for the fiscal years ended June 30, 2003 and June 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$9,500	$9,500

Audit-related fees	$ 0	$ 0
Audit and audit-related fees	$9,500	$9,500

Tax fees (1)	$1,575	$0

All other fees	$ 0	$ 0

Total fees	$11,075	$9,500

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 25, 2004